SHAREHOLDERS' EQUITY (Schedule of Shares Capital) (Details) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Ordinary shares, Authorized	250,000,000	250,000,000
Common Stock, Shares, Issued	49,426,711	42,255,336
Common Stock, Shares, Outstanding	49,426,711	42,255,336
Common Stock, Par or Stated Value Per Share	₪ 0.01	₪ 0.01